FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07755

Nuveen Multistate Trust II

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: February 28

Date of reporting period: June 30, 2016

Item 1. Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07755
Reporting Period: 07/01/2015 - 06/30/2016
Nuveen Multistate Trust II

================= Nuveen California High Yield Muni Bond Fund ==================

AMERICAN AIRLINES GROUP INC.

Ticker:       AAL            Security ID:  02376R102
Meeting Date: JUN 08, 2016   Meeting Type: Annual
Record Date:  APR 11, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director James F. Albaugh         For       For          Management
1b    Elect Director Jeffrey D. Benjamin      For       For          Management
1c    Elect Director John T. Cahill           For       For          Management
1d    Elect Director Michael J. Embler        For       For          Management
1e    Elect Director Matthew J. Hart          For       For          Management
1f    Elect Director Alberto Ibarguen         For       For          Management
1g    Elect Director Richard C. Kraemer       For       For          Management
1h    Elect Director Susan D. Kronick         For       For          Management
1i    Elect Director Martin H. Nesbitt        For       For          Management
1j    Elect Director Denise M. O'Leary        For       For          Management
1k    Elect Director W. Douglas Parker        For       For          Management
1l    Elect Director Ray M. Robinson          For       For          Management
1m    Elect Director Richard P. Schifter      For       For          Management
2     Ratify KPMG LLP as Auditors             For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Report on Lobbying Payments and Policy  None      None         Shareholder
      - Withdrawn Resolution
5     Require Independent Board Chairman      Against   For          Shareholder
6     Report on Political Contributions       Against   For          Shareholder

===================== Nuveen New York Municipal Bond Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Multistate Trust II

By	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman – Chief Administrative Officer

Date

August 29, 2016